UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

1. Schedule of Investments.

March 31, 2008

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Aerospace & Military Technology
United Technologies Corporation	620	$40,588	$42,668	1.76%	330	$18,946	$22,711	1.83%

Beverages
Diageo Capital PLC ADR	460	38,946	37,407		245	20,689	19,923
PepsiCo, Inc.	670	41,849	48,374		350	19,611	25,270

		80,795	85,781	3.55%		40,300	45,193	3.64%

Broadcasting & Media
Comcast Corporation*	1,420	37,895	27,463		745	19,899	14,408
Grupo Televisa SA	610	14,047	14,786		320	7,388	7,757
News Corporation	1,490	30,090	27,938		780	15,638	14,625
Rogers Communications, Inc.	480	19,919	17,242		260	10,701	9,339

		101,951	87,429	3.61%		53,626	46,129	3.71%

Commercial Services
Omnicom Group, Inc.	570	28,845	25,183		300	15,151	13,254
Visa, Inc.	330	14,520	20,579		180	8,106	11,225

		43,365	45,762	1.89%		23,257	24,479	1.97%

Computer – Systems & Services
Apple, Inc.*	170	13,555	24,395		90	7,640	12,915
Automatic Data Processing, Inc.	600	26,166	25,434		310	13,569	13,141
Citrix Systems, Inc.*	480	16,279	14,078		260	8,869	7,626
Dell, Inc.*	910	23,492	18,127		480	12,323	9,562
eBay, Inc.*	640	19,836	19,097		340	10,798	10,146
EMC Corporation*	1,610	25,198	23,087		850	13,453	12,189
Fidelity National Information	390	18,312	14,875		210	9,930	8,010
Google, Inc., Class A*	125	52,603	55,059		70	32,954	30,833
International Business Machines Corporation	228	24,270	26,252		120	12,811	13,817
International Game Technology	440	18,533	17,692		240	9,442	9,650
Microsoft Corporation	2,430	70,879	68,963		1,280	36,635	36,326
NetApp, Inc.	860	24,202	17,243		450	12,487	9,023
Oracle Corporation*	3,640	64,714	71,198		1,920	31,566	37,555
VeriSign, Inc.*	460	15,569	15,290		250	8,453	8,310

		413,608	410,790	16.96%		220,930	219,103	17.64%

Conglomerate
Danaher Corporation	550	40,436	41,816		292	21,402	22,201
General Electric Company	1,580	55,473	58,476		832	29,446	30,792

		95,909	100,292	4.14%		50,848	52,993	4.25%

Consumer Goods & Services
Altria Group, Inc.	220	6,684	4,884		110	3,216	2,442
Estee Lauder Companies, Inc.	470	19,517	21,550		250	10,408	11,463
NIKE, Inc.	560	26,149	38,080		293	13,702	19,924
Phillip Morris International, Inc.	220	7,358	11,128		110	3,540	5,564
Proctor & Gamble Company	750	43,344	52,553		400	23,887	28,028

		103,052	128,195	5.29%		54,753	67,421	5.42%

Energy Services
Exxon Mobil Corporation	480	36,473	40,598		255	19,323	21,568
Halliburton Company	830	30,123	32,644		440	16,000	17,305
Hess Corporation	180	10,816	15,872		100	6,189	8,818
Marathon Oil Corporation	680	37,929	31,008		360	19,721	16,416
Noble Corporation	360	16,424	17,881		190	8,732	9,437
Praxair, Inc.	440	28,047	37,061		238	15,552	20,047
Weatherford International, Ltd.*	240	14,428	17,393		130	7,820	9,421

		174,240	192,457	7.95%		93,337	103,012	8.29%

1. Schedule of Investments – (continued).

March 31, 2008

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Financial Institutions
American Express Company	770	$41,367	$33,664		410	$21,726	$17,925
Charles Schwab Corporation	1,470	28,907	27,680		770	14,295	14,499
Franklin Resources, Inc.	210	23,218	20,368		110	12,240	10,669
State Street Corporation	700	47,974	55,300		370	24,811	29,230
The Bank of New York Mellon Corporation	614	27,464	25,622		321	14,422	13,395
UBS AG	440	27,285	12,672		240	12,813	6,912
Western Union Company	1,550	32,451	32,969		820	17,523	17,441

		228,666	208,275	8.60%		117,830	110,071	8.85%

Foods
General Mills, Inc.	450	25,737	26,946		250	14,245	14,970
Nestle SA ADR	405	38,560	50,802		220	20,440	27,596

		64,297	77,748	3.21%		34,685	42,566	3.42%

Health Services
UnitedHealth Group, Inc.	390	23,928	13,400	0.55%	210	12,919	7,216	0.58%

Insurance
Aflac, Inc.	210	11,873	13,639		110	6,182	7,145
MetLife, Inc.	210	12,548	12,655		110	6,623	6,629

		24,421	26,294	1.09%		12,805	13,774	1.11%

Leisure & Tourism
Royal Caribbean Cruises, Ltd.	700	28,552	23,030	0.95%	370	15,015	12,173	0.98%

Manufacturing
Precision Castparts Corporation	70	7,116	7,146	0.30%	40	4,815	4,083	0.33%

Medical & Health Products
Advanced Medical Optics *	970	40,338	19,691		510	20,894	10,353
Allergan, Inc.	380	21,381	21,428		200	11,304	11,278
Amgen, Inc.*	460	30,883	19,219		250	16,259	10,445
Cardinal Health, Inc.	250	17,883	13,127		130	9,337	6,826
Celgene Corporation*	360	18,203	22,064		190	9,256	11,645
Genentech, Inc.*	205	14,985	16,642		110	8,124	8,930
Genzyme Corporation*	770	50,760	57,396		402	26,160	29,965
Johnson & Johnson	780	48,965	50,599		413	25,630	26,791
Medtronic, Inc.	970	50,638	46,919		510	27,365	24,669
Merck KGA ADR *	400	17,172	16,609		210	9,018	8,719
Millipore Corporation*	235	17,704	15,841		123	9,266	8,291
ResMed, Inc.*	765	32,786	32,268		407	17,590	17,167
Roche Holdings AG ADR	540	46,640	51,022		280	23,727	26,456
Stryker Corporation	310	19,307	20,166		160	9,966	10,408
VCA Antech, Inc.	440	14,291	12,034		230	7,470	6,291
Wyeth	985	50,146	41,134		520	24,791	21,715
Zimmer Holdings, Inc. *	170	10,902	13,236		90	5,892	7,007

		502,984	469,395	19.38%		262,049	246,956	19.87%

Semiconductors
Intel Corporation	2,280	51,917	48,290		1,210	28,201	25,628
Intersil Corporation	630	16,203	16,172		330	8,454	8,471
KLA-Tencor Corporation	780	38,415	28,938		410	20,024	15,211
National Semiconductor	1,160	30,501	21,251		610	15,853	11,175
Taiwan Semiconductor	3,274	34,536	33,624		1,726	18,183	17,726

		171,572	148,275	6.12%		90,715	78,211	6.29%

1. Schedule of Investments – (continued).

March 31, 2008

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Stores
Coach, Inc.*	990	$45,322	$29,849		520	$23,668	$15,678
CVS Caremark Corporation	1,160	40,606	46,992		617	21,746	24,995
Kohl’s Corporation	300	13,282	12,867		160	7,050	6,862
Lowe’s Companies, Inc.	610	18,609	13,993		320	9,789	7,341
Nordstrom, Inc.	680	30,524	22,168		357	16,096	11,638
Staples, Inc.	1,090	26,929	24,100		575	14,009	12,713
W.W. Grainger, Inc.	240	18,921	18,334		130	10,240	9,931
Walgreen Company	630	23,692	23,997		330	12,431	12,570

		217,885	192,300	7.94%		115,029	101,728	8.18%

Telecommunications
Amdocs, Ltd. ADR *	1,770	58,775	50,197		935	29,350	26,517
America Movil ADR Series L	690	32,590	43,946		360	16,435	22,928
Cisco Systems, Inc.*	2,780	62,560	66,970		1,470	31,160	35,412
Juniper Networks, Inc.*	340	8,316	8,500		180	4,487	4,500
QUALCOMM, Inc.	400	15,747	16,400		210	8,056	8,610

		177,988	186,013	7.68%		89,488	97,967	7.88%

Transportation
FedEx Corporation	170	19,872	15,754		90	9,846	8,340
United Parcel Service	290	20,590	21,176		160	11,387	11,683

		40,462	36,930	1.52%		21,233	20,023	1.61%

Total Common Stocks		2,541,379	2,482,180	102.49%		1,332,580	1,315,809	105.85%

Total Investments		$2,541,379	$2,482,180	102.49%		$1,332,580	$1,315,809	105.85%

Other assets less liabilities			(60,309)	-2.49%			(72,727)	-5.85%

Total Net Assets			$2,421,871	100.00%			$1,243,082	100.00%

*	Non-income producing security

ADR- American Depository Receipt

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 28, 2008